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                           THE BRAMWELL GROWTH FUND

                       Celebrating Our 6th ANNIVERSARY

                                 August 1, 2000

                       COMPOUND AVERAGE ANNUAL RETURNS
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                           One Year  Three Years   Five Years       Since
                             Ended      Ended        Ended        Inception
                            8/1/00     8/1/00       8/1/00      8/1/94-8/1/00
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GROWTH FUND                 25.21%     22.43%        22.54%         23.77%
S&P 500/R INDEX<F1>          9.52%     16.52%        22.84%         23.13%



                     For a Prospectus, please call
                             1-800-BRAMCAP
                             1-800-272-6227
                             www.bramwell.com


                                 (logo)
                                Bramwell
                                 Funds


                                (PHOTO)
                       ELIZABETH R. BRAMWELL, CFA
                President and Chief Investment Officer


Average annual total returns are historical and include changes in share price and reinvested dividends and distributions. The annual expense ratio of the Fund is capped at 1.75% which for the years ended June 30, 1997 favorably affected performance. Past performance is no guarantee of future results. Investment returns and share values will fluctuate and you may have a gain or loss when shares are sold. The Prospectus contains more complete information, including fees and expenses. Read it carefully before you invest or send money.

<F1> The S&P 500/R Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

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